Marketable Securities	12 Months Ended
Dec. 31, 2010
Marketable Securities
Marketable Securities

NOTE 9.  Marketable Securities

The Company invests in agency securities, corporate securities, asset-backed securities, treasury securities and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	Dec. 31,	Dec. 31,
(Millions)	2010	2009

U.S. government agency securities	$246	$326
Foreign government agency securities	52	—
Corporate debt securities	280	154
Commercial paper	55	—
U.S. treasury securities	55	—
U.S. municipal securities	20	—
Asset-backed securities:
Automobile loan related	253	198
Credit card related	79	9
Equipment lease related	24	41
Other	8	8
Asset-backed securities total	364	256
Other securities	29	8

Current marketable securities	$1,101	$744

U.S. government agency securities	$63	$165
Foreign government agency securities	3	—
Corporate debt securities	192	112
U.S. treasury securities	44	94
U.S. municipal securities.	3	—
Asset-backed securities:
Automobile loan related	144	317
Credit card related	70	98
Equipment lease related	14	29
Other	—	5
Asset-backed securities total	228	449
Auction rate securities	7	5

Non-current marketable securities	$540	$825

Total marketable securities	$1,641	$1,569

Classification of marketable securities as current or non-current is dependent upon management’s intended holding period, the security’s maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. At December 31, 2010, gross unrealized losses totaled approximately $9 million (pre-tax), while gross unrealized gains totaled approximately $5 million (pre-tax). At December 31, 2009, gross unrealized losses totaled approximately $12 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). Gross realized gains on sales or maturities of marketable securities were not material in 2010 and 2009 and totaled $5 million in 2008. Gross realized losses on sales or maturities of marketable securities were not material in 2010, totaled $3 million in 2009, and were not material in 2008. Cost of securities sold use the first in, first out (FIFO) method. Since these marketable securities are classified as available-for-sale securities, changes in fair value will flow through other comprehensive income, with amounts reclassified out of other comprehensive income into earnings upon sale or “other-than-temporary” impairment.

3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders’ equity. Such an unrealized loss does not reduce net income attributable to 3M for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

The balance at December 31, 2010 for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

Dec. 31,
(Millions)	2010

Due in one year or less	$794
Due after one year through three years	796
Due after three years through five years	17
Due after five years	34

Total marketable securities	$1,641

3M has a diversified marketable securities portfolio of $1.641 billion as of December 31, 2010. Within this portfolio, current and long-term asset-backed securities (estimated fair value of $592 million) are primarily comprised of interests in automobile loans and credit cards. At December 31, 2010, the asset-backed securities credit ratings were AAA or A-1+, with the exception of two securities rated AA+ with a fair market value of less than $2 million.

3M’s marketable securities portfolio includes auction rate securities that represent interests in investment grade credit default swaps; however, currently these holdings comprise less than one percent of this portfolio. The estimated fair value of auction rate securities are $7 million and $5 million as of December 31, 2010 and 2009, respectively. Gross unrealized losses within accumulated other comprehensive income related to auction rate securities totaled $6 million (pre-tax) and $8 million (pre-tax) as of December 31, 2010 and 2009, respectively. As of December 31, 2010, auction rate securities associated with these balances have been in a loss position for more than 12 months. Since the second half of 2007, these auction rate securities failed to auction due to sell orders exceeding buy orders. Liquidity for these auction-rate securities is typically provided by an auction process that resets the applicable interest rate at pre-determined intervals, usually every 7, 28, 35, or 90 days. The funds associated with failed auctions will not be accessible until a successful auction occurs or a buyer is found outside of the auction process. Refer to Note 13 for a table that reconciles the beginning and ending balances of auction rate securities.